Net income/(loss) per share	12 Months Ended
Dec. 31, 2019
Net income/(loss) per share
Net income/(loss) per share
2
9
. Net income/(loss) per share
Basic
and diluted net income/(loss) per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income/(loss) from continuing operations attributable to ordinary shareholders	116,819	(2,491,633)	12,184,155
Net loss from discontinued operations attributable to ordinary shareholders	(269,076)	—	—

Net income/(loss) attributable to ordinary shareholders	(152,257)	(2,491,633)	12,184,155
Denominator:
Weighted average number of shares – basic	2,844,826,014	2,877,902,678	2,912,637,241
Adjustments for dilutive options and RSUs	66,635,803	—	54,684,562

Weighted average number of shares – diluted	2,911,461,817	2,877,902,678	2,967,321,803
Basic net income/(loss) per share from continuing operations attributable to ordinary shareholders	0.04	(0.87)	4.18
Basic net loss per share from discontinued operations attributable to ordinary shareholders	(0.09)	—	—
Basic net income/(loss) per share attributable to ordinary shareholders	(0.05)	(0.87)	4.18
Diluted net income/(loss) per share from continuing operations attributable to ordinary shareholders	0.04	(0.87)	4.11
Diluted net loss per share from discontinued operations attributable to ordinary shareholders	(0.09)	—	—
Diluted net income/(loss) per share attributable to ordinary shareholders	(0.05)	(0.87)	4.11

Generally, basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the respective year
. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potentially dilutive ordinary shares that were not included in the calculation of diluted net income/(loss) per share in the periods presented where their inclusion would be anti-dilutive include RSUs and options to purchase ordinary shares of 146,268,314, 160,431,097 and 149,343,638 for the years ended December 31, 2017, 2018 and 2019 on a weighted average basis, respectively. For the years ended December 31, 2018 and 2019, as JD Logistics was in a loss position, the effect of redemption feature of Jingdong Express Series A Preferred Shares was anti-dilutive and excluded from the calculation of diluted net income/(loss) per share.